Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 27, 2026
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 27, 2026. The purpose of this Form 20-F/A is to amend Item 5. Operating And Financial Review And Prospects, Item 15. Controls and Procedures, and Item 19. Exhibits. We amended the following items and/or pages: (1) pages 7, 11, 16 of Item 5. Operating And Financial Review And Prospects, (2) page 19 of Item 15. Controls And Procedures, (3) page 20 of Item 19. Exhibits; (4) the filing of Exhibits 4.12 and 4.13 to the Annual Report; (5) the text of the Section 302 certifications attached as Exhibits 12.1 and 12.2 to the Annual Report; and (6) the text of Section 906 certification attached as Exhibit 13.1 and 13.2 to the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42288
Entity Registrant Name	Cuprina Holdings (Cayman) Limited
Entity Central Index Key	0001995704
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	169201
Title of 12(b) Security	Class A Ordinary shares, par value US$0.001 per share
Trading Symbol	CUPR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		7,365,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	169201
City Area Code	65
Local Phone Number	8512 7275
Contact Personnel Name	David Quek Yong Qi